LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Schedule of Maturity of Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long-term Debt, Unclassified [Abstract]
2014 (Current maturities)	$ 498
2015	431
2016	350
Total long-term loans	$ 1,279